AB Value Fund

Portfolio of Investments

February 28, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Financials – 15.9%
Banks – 8.3%
Bank of America Corp.	379,220	$13,007,246
First Citizens BancShares, Inc./NC - Class A	4,455	3,268,901
Wells Fargo & Co.	337,434	15,781,788

		32,057,935

Capital Markets – 2.0%
Morgan Stanley	80,557	7,773,751

Insurance – 5.6%
Fidelity National Financial, Inc.	113,650	4,530,089
Progressive Corp. (The)	87,065	12,495,569
Reinsurance Group of America, Inc.	32,322	4,669,559

		21,695,217

		61,526,903

Health Care – 15.1%
Biotechnology – 0.8%
AbbVie, Inc.	19,656	3,025,058

Health Care Equipment & Supplies – 4.3%
Medtronic PLC	126,160	10,446,048
Zimmer Biomet Holdings, Inc.	48,813	6,046,466

		16,492,514

Health Care Providers & Services – 3.0%
Centene Corp.(a)	99,063	6,775,909
UnitedHealth Group, Inc.	10,274	4,889,808

		11,665,717

Life Sciences Tools & Services – 1.9%
Thermo Fisher Scientific, Inc.	13,192	7,146,898

Pharmaceuticals – 5.1%
Bristol-Myers Squibb Co.	95,994	6,619,746
Merck & Co., Inc.	87,968	9,345,721
Roche Holding AG (Sponsored ADR)	106,044	3,822,886

		19,788,353

		58,118,540

Industrials – 12.3%
Aerospace & Defense – 0.8%
Spirit AeroSystems Holdings, Inc. - Class A	89,723	3,066,732

Electrical Equipment – 5.1%
Eaton Corp. PLC	47,001	8,221,885
Regal Rexnord Corp.(a)	34,579	5,451,034
Sensata Technologies Holding PLC	114,050	5,768,649

		19,441,568

Industrial Conglomerates – 1.0%
General Electric Co.	47,309	4,007,545

Company	Shares	U.S. $ Value

Machinery – 3.3%
PACCAR, Inc.	174,787	$12,619,621

Professional Services – 2.1%
Robert Half International, Inc.	100,924	8,136,493

		47,271,959

Consumer Discretionary – 11.1%
Auto Components – 0.6%
Goodyear Tire & Rubber Co. (The)(a)	189,249	2,149,868

Automobiles – 1.0%
Ford Motor Co.	308,738	3,726,468

Hotels, Restaurants & Leisure – 3.9%
Hyatt Hotels Corp. - Class A(a)	73,899	8,590,020
Restaurant Brands International, Inc.	100,845	6,503,494

		15,093,514

Household Durables – 2.3%
PulteGroup, Inc.	165,162	9,029,406

Internet & Direct Marketing Retail – 1.1%
eBay, Inc.	90,388	4,148,809

Specialty Retail – 0.7%
AutoZone, Inc.(a)	1,111	2,762,546

Textiles, Apparel & Luxury Goods – 1.5%
Tapestry, Inc.	132,166	5,750,543

		42,661,154

Information Technology – 11.0%
Semiconductors & Semiconductor Equipment – 4.8%
Lam Research Corp.	16,286	7,915,159
NXP Semiconductors NV	60,213	10,746,816

		18,661,975

Software – 4.8%
Gen Digital, Inc.	330,616	6,450,318
Oracle Corp.	135,757	11,865,162

		18,315,480

Technology Hardware, Storage & Peripherals – 1.4%
Western Digital Corp.(a)	141,344	5,438,917

		42,416,372

Communication Services – 8.4%
Diversified Telecommunication Services – 3.4%
Charter Communications, Inc. - Class A(a)	17,367	6,384,283
Comcast Corp. - Class A	177,620	6,602,135

		12,986,418

Entertainment – 1.4%
Walt Disney Co. (The)(a)	54,876	5,466,199

Company	Shares	U.S. $ Value

Interactive Media & Services – 2.2%
Alphabet, Inc. - Class C(a)	60,785	$5,488,885
Meta Platforms, Inc. - Class A(a)	16,655	2,913,626

		8,402,511

Wireless Telecommunication Services – 1.4%
T-Mobile US, Inc.(a)	39,760	5,653,077

		32,508,205

Energy – 6.9%
Energy Equipment & Services – 2.5%
Baker Hughes Co.	321,738	9,845,183

Oil, Gas & Consumable Fuels – 4.4%
Cameco Corp.	157,411	4,303,617
EOG Resources, Inc.	60,129	6,795,779
Valero Energy Corp.	43,628	5,747,116

		16,846,512

		26,691,695

Consumer Staples – 6.4%
Beverages – 2.3%
Coca-Cola Co. (The)	147,818	8,796,649

Food & Staples Retailing – 4.1%
Walmart, Inc.	111,605	15,862,419

		24,659,068

Materials – 4.6%
Chemicals – 2.6%
LyondellBasell Industries NV - Class A	102,671	9,855,389

Metals & Mining – 2.0%
ATI, Inc.(a)	192,236	7,814,394

		17,669,783

Utilities – 4.2%
Electric Utilities – 2.0%
American Electric Power Co., Inc.	88,677	7,800,916

Multi-Utilities – 2.2%
Ameren Corp.	102,808	8,503,249

		16,304,165

Real Estate – 4.0%
Equity Real Estate Investment Trusts (REITs) – 4.0%
Americold Realty Trust, Inc.	92,358	2,715,325
CubeSmart	132,102	6,207,473
VICI Properties, Inc.	195,716	6,562,358

		15,485,156

Total Common Stocks (cost $334,937,032)		385,313,000

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(b) (c) (d) (cost $2,786,988)	2,786,988	$2,786,988

Total Investments – 100.6% (cost $337,724,020)(e)		388,099,988
Other assets less liabilities – (0.6)%		(2,350,347)

Net Assets – 100.0%		$385,749,641

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,981,954 and gross unrealized depreciation of investments was $(12,605,986), resulting in net unrealized appreciation of $50,375,968.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Value Fund

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Financials	$61,526,903	$—	$—	$61,526,903
Health Care	54,295,654	3,822,886	—	58,118,540
Industrials	47,271,959	—	—	47,271,959
Consumer Discretionary	42,661,154	—	—	42,661,154
Information Technology	42,416,372	—	—	42,416,372
Communication Services	32,508,205	—	—	32,508,205
Energy	26,691,695	—	—	26,691,695
Consumer Staples	24,659,068	—	—	24,659,068
Materials	17,669,783	—	—	17,669,783
Utilities	16,304,165	—	—	16,304,165
Real Estate	15,485,156	—	—	15,485,156
Short-Term Investments	2,786,988	—	—	2,786,988

Total Investments in Securities	384,277,102	3,822,886	—	388,099,988
Other Financial Instruments(a)	—	—	—	—

Total	$384,277,102	$3,822,886	$—	$388,099,988

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,142	$39,816	$38,171	$2,787	$13